INCOME TAXES - Summary of Reconciliation of Federal Statutory Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected provision at statutory federal rate	$ 70	$ 49	$ 19
State tax provision, net of federal benefit	11	17	7
Foreign rate differential	(3)	(1)	(4)
Valuation allowance	(5)	8	(1)
Permanent differences and other	3	3	4
Uncertain tax positions	0	0	(1)
Transaction costs	1	0	3
Withholding taxes on foreign entities	0	0	(9)
Section 162(m) limitation	3	3	2
Total income tax provision	$ 80	$ 79	$ 20
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Expected provision at statutory federal rate	21.00%	21.00%	21.00%
State tax provision, net of federal benefit	3.30%	7.30%	7.50%
Foreign rate differential	(0.90%)	(0.40%)	(4.30%)
Valuation allowance	(1.50%)	3.40%	(1.00%)
Permanent differences and other	0.90%	1.30%	4.00%
Uncertain tax positions	0.00%	0.00%	(1.00%)
Transaction costs	0.30%	0.00%	3.20%
Withholding taxes on foreign entities	0.00%	0.00%	(10.00%)
Section 162(m) limitation	0.90%	1.30%	2.10%
Total provision for income taxes	24.00%	33.90%	22.00%